Long-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Long-term Investments
Investments made/transferred from prepayments	$ 374,709	$ 151,332	$ 278,968
Long-term investments	1,320,386	993,630	1,207,651	$ 1,179,466
INMYSHOW
Long-term Investments
Investments made/transferred from prepayments	230,800
Long-term investments	$ 230,800
INMYSHOW
Long-term Investments
Percentage of interest in total issued shares	26.57%
Cost Method Or Without Readily Determinable Fair Values
Long-term Investments
Investments made/transferred from prepayments	$ 70,864	36,423	96,768
Long-term investments	201,290	196,579	268,716	579,084
Cost Method Or Without Readily Determinable Fair Values | Private companies
Long-term Investments
Investments made/transferred from prepayments	70,900	36,400	96,800
Cost Method Or Without Readily Determinable Fair Values | Wuta application
Long-term Investments
Investment fund invested			39,500
Fair value change loss for equity interest previously held by Group immediately before step acquisition			27,600
Cost Method Or Without Readily Determinable Fair Values | A company providing consumer finance services
Long-term Investments
Investments made/transferred from prepayments	40,000		20,000
Equity Method Investment
Long-term Investments
Investments made/transferred from prepayments	303,845	114,909	182,200
Long-term investments	$ 1,000,828	$ 557,501	$ 502,783	$ 311,161